Financial instruments - valuation - Valuation techniques (Details) - Recurring - Level 3	12 Months Ended
	Dec. 31, 2019 EUR (€) item	Dec. 31, 2019 JPY (¥) item	Dec. 31, 2019 GBP (£) item	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 GBP (£)
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			£ 270,000,000			£ 230,000,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets			210,000,000			220,000,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities			100,000,000			150,000,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities			£ 110,000,000			£ 140,000,000
Loans | Price-based | Price
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	101.00%	101.00%	101.00%	132.00%	132.00%	132.00%
Loans | Credit Spreads | Credit spreads
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	1.01%	1.01%	1.01%
Percentage of reasonably possible decrease in unobservable input, assets	0.53%	0.53%	0.53%
Secured | Price-based | Price
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	246.00%	246.00%	246.00%	154.00%	154.00%	154.00%
Equity Shares | Price-based | Price
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	80.00%	80.00%	80.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			£ 25,914			£ 24,181
Equity Shares | Valuation | Discount factor
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	9.00%	9.00%	9.00%	11.00%	11.00%	11.00%
Percentage of reasonably possible decrease in unobservable input, assets	6.00%	6.00%	6.00%	8.00%	8.00%	8.00%
Equity Shares | Valuation | Fund NAV
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	120.00%	120.00%	120.00%	120.00%	120.00%	120.00%
Percentage of reasonably possible decrease in unobservable input, assets	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
Deposits | Price-based | Price
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, assets	98.00%	98.00%	98.00%
Deposits | Yield analysis | Day count
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Increase (decrease) in the fair value measurement increase of liabilities, Number | item	95	95	95
Increase (decrease) in the fair value measurement decrease of liabilities, Number | item	65	65	65
Deposits | DCF based on recoveries | Correlation
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, liabilities				99.00%	99.00%	99.00%
Percentage of reasonably possible decrease in unobservable input, liabilities				(45.00%)	(45.00%)	(45.00%)
Deposits | DCF based on recoveries | Interest rate
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of reasonably possible increase in unobservable input, liabilities				1.74%	1.74%	1.74%
Percentage of reasonably possible decrease in unobservable input, liabilities				(0.36%)	(0.36%)	(0.36%)
Debt securities in issue | Price-based | Price
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities | €	€ 146			€ 136
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities | ¥		¥ 44			¥ 21
Debt securities in issue | Valuation | Fund NAV
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities						£ 622
Credit derivative | Price-based | Price
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities				110.00%	110.00%	110.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities				90.00%	90.00%	90.00%
Credit derivative | DCF based on recoveries | Credit spreads
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	0.06%	0.06%	0.06%	0.18%	0.18%	0.18%
Credit derivative | Option pricing model | Correlation
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	(50.00%)	(50.00%)	(50.00%)	(50.00%)	(50.00%)	(50.00%)
Credit derivative | Option pricing model | Volatility
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	27.00%	27.00%	27.00%	47.00%	47.00%	47.00%
Credit derivative | Option pricing model | Upfront points
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	99.00%	99.00%	99.00%	100.00%	100.00%	100.00%
Credit derivative | Option pricing model | Recovery rate
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Interest rate & FX derivatives | Option pricing model | Correlation
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	99.00%	99.00%	99.00%	99.00%	99.00%	99.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	(50.00%)	(50.00%)	(50.00%)	(45.00%)	(45.00%)	(45.00%)
Interest rate & FX derivatives | Option pricing model | Volatility
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	70.00%	70.00%	70.00%	76.00%	76.00%	76.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	19.00%	19.00%	19.00%	1.00%	1.00%	1.00%
Interest rate & FX derivatives | Option pricing model | Constant Prepayment Rate
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	15.00%	15.00%	15.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	2.00%	2.00%	2.00%
Interest rate & FX derivatives | Option pricing model | Mean Reversal
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	92.00%	92.00%	92.00%
Equity derivatives | Option pricing model | Correlation
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities	87.00%	87.00%	87.00%	92.00%	92.00%	92.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities	(53.00%)	(53.00%)	(53.00%)	(57.00%)	(57.00%)	(57.00%)
Equity derivatives | Option pricing model | Volatility
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Percentage of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities				23.00%	23.00%	23.00%
Percentage of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities				11.00%	11.00%	11.00%
Equity derivatives | Option pricing model | Forward
Disclosure of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs, Assets and Liabilities
Basis points of Reasonably Possible Increase In Unobservable Input, Assets and Liabilities				71.06	71.06	71.06
Basis Points of Reasonably Possible Decrease In Unobservable Input, Assets and Liabilities				8.64	8.64	8.64